Right-of-use assets and Lease liabilities	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Right-of-use assets and Lease liabilities	Right-of-use assets and Lease liabilities
Alcon adopted IFRS 16, Leases effective January 1, 2019, as described in Notes 1 and 2 to these Condensed Consolidated Interim Financial Statements.
The Company has applied the modified retrospective method, with right-of-use assets measured at an amount equal to the lease liability, adjusted by the amount of the prepaid or accrued lease payments relating to those leases recognized in the balance sheet immediately before the date of initial application.
In applying IFRS 16 for the first time, the Company has used the following practical expedients on a lease by lease basis as permitted by the standard:

•	contracts previously identified as leases by applying IAS 17, Leases and IFRIC 4, Determining whether an Arrangement contains a Lease, have not been re-assessed under IFRS 16,

•	leases with a remaining lease term less than 12 months from the date of adoption and leases of low-value assets have not been recognized as right-of-use assets and lease liabilities,

•	measurement of right-of-use assets at the date of adoption excluded the initial direct costs, and

•	use of hindsight in determining the lease term for contracts containing options to extend or terminate the lease.
The adoption of the standard did not have an impact on retained earnings in the period of adoption and prior years were not restated. However, the December 31, 2018 balances previously reported for a finance lease liability and corresponding asset of $89 million and $79 million, respectively, have been reclassified from "Non-current financial debts" and "Property, Plant, & Equipment" to "Non-current lease liabilities" and "Right-of-use assets," respectively, to enhance the inter-period comparability of information presented. The sections below provide the quantitative impacts of adoption on the Company's balance sheet and income statement.
Right-of-use assets
Right-of-use assets as of January 1, 2019 were comprised of the following:

($ millions)	January 1, 2019
Land	20
Buildings	226
Machinery & equipment and other assets	33
Total right-of-use assets(1)(2)	279

(1)
Right-of-use assets of $79 million associated with prior year finance leases were included within Property, plant and equipment as of December 31, 2018 as disclosed in Note 8 to the Combined Financial Statements in the Form 20-F.

(2)
Right-of-use assets, related to operating leases at the date of implementation of IFRS 16, were higher than the lease liabilities at the date of implementation of IFRS 16 by $3 million, due to the net impact of prepayments and accrued lease payments recognized at December 31, 2018. This impact was offset by the lease liability related to the finance lease exceeding the corresponding capital asset by $10 million.

Lease liabilities
Lease liabilities of $286 million were recorded on January 1, 2019, including the $89 million finance lease previously presented as a non-current financial debt on the Company's Combined Balance Sheets as of December 31, 2018, as disclosed in Note 15 to the Combined Financial Statements in the Form 20-F.
The reconciliation of lease commitments disclosed as of December 31, 2018 and lease liability recorded on January 1, 2019 is as follows:

($ millions)
Operating lease commitments as of December 31, 2018(1)	222
Effect of discounting	(21)
Operating leases discounted using the incremental borrowing rate(2)	201
Finance lease liabilities recognized as of December 31, 2018	89
Recognition exemption for short term and low-value leases	(4)
Lease liability as of January 1, 2019	286

(1)	As reported in Note 23 to the Combined Financial Statements in the Form 20-F.

(2)	Weighted average incremental borrowing rate of 2.9% was applied at January 1, 2019, the date of implementation of IFRS 16, Leases.
Right-of-use assets
Right-of-use assets as of June 30, 2019 of $266 million were comprised of the following:

($ millions)	Balance at June 30, 2019
Land	21
Buildings	217
Machinery & equipment and other assets	28
Total	266

Depreciation charges of $15 million and $29 million for the three and six months ended June 30, 2019 are shown in the table below by underlying class of asset:

($ millions)	Three months ended June 30, 2019	Six months ended June 30, 2019
Land	—	1
Buildings	10	19
Machinery & equipment and other assets	5	9
Total	15	29

Additions to right-of-use assets amounted to $16 million for the six months ended June 30, 2019.
Lease liabilities
Lease liabilities totaled $273 million as of June 30, 2019, including $53 million in current lease liabilities and $220 million in non-current lease liabilities. The maturity analysis of the lease liability as of June 30, 2019, is as follows:

($ millions)	June 30, 2019
Less than one year	53
Between one and two years	37
Between two and three years	32
Between three and four years	26
Between four and five years	15
After five years	110
Total lease liabilities	273

Additional disclosures
The following table provides additional disclosures related to right-of-use assets and lease liabilities:

	Three months ended	Six months ended
($ millions)	June 30, 2019	June 30, 2019
Interest expense on lease liabilities	3	5
Expense on short-term and low value leases	1	2
Total cash outflows for leases	12	24
Thereof: Repayment of lease liabilities	11	22